Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,401,818.01
Previously Paid Amount	0.00
Total Fee Amount	32,671.82
Total Offset Amount	0.00
Net Fee	$ 32,671.82